CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Products and licenses	$ 505,280		$ 503,475		$ 444,400
Software updates, maintenance and subscriptions	837,415		743,511		653,468
Total revenues	1,342,695		1,246,986		1,097,868
Operating expenses:
Cost of products and licenses	87,097	[1],[2]	81,043	[1],[2]	75,426	[1],[2]
Cost of software updates, maintenance and subscriptions	68,082	[1],[2]	63,469	[1],[2]	55,721	[1],[2]
Amortization of technology	3,982	[1]	31,171	[1]	32,826	[1]
Total cost of revenues	159,161		175,683		163,973
Research and development	111,911	[1]	110,147	[1]	105,748	[1]
Selling and marketing	255,345	[1]	253,800	[1]	235,301	[1]
General and administrative	69,743	[1]	65,182	[1]	57,244	[1]
Restructuring and other acquisition related costs					588	[1]
Total operating expenses	596,160		604,812		562,854
Operating income	746,535		642,174		535,014
Financial income, net	40,332		39,023		30,164
Net gain (impairment net of gains) on sale of marketable securities previously impaired	0		2,017		(785)
Income before taxes on income	786,867		683,214		564,393
Taxes on income	166,867		139,248		111,567
Net income	$ 620,000		$ 543,966		$ 452,826
Basic earnings per ordinary share	$ 3.04		$ 2.63		$ 2.18
Diluted earnings per ordinary share	$ 2.96		$ 2.54		$ 2.13

[1]	Includes stock-based compensation to employees in the following items: Cost of products and licenses $ 49 $ 58 $ 68 Cost of software updates, maintenance and subscriptions $ 984 $ 909 $ 761 Research and development $ 7,325 $ 7,471 $ 8,594 Selling and marketing $ 7,279 $ 7,888 $ 9,677 General and administrative $ 19,543 $ 23,509 $ 26,187
[2]	Not including amortization of technology shown separately below.